IPALCO ENTERPRISES, INC.
One Monument Circle
Indianapolis, Indiana 46204

December 13, 2007

Securities and Exchange Commission
Washington, D.C. 20549

Gentlemen:

Please find attached a Form 8-K to report an Item 4.01. Changes in Registrant’s Certifying Accountant .

Sincerely,

IPALCO ENTERPRISES, INC.

Craig Forestal
Team Leader - Corporate Accounting